Loans and Leases (Troubled Debt Restructurings) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Financing Receivable, Modifications [Line Items]
Contracts modified | loan	16
Recorded investment	$ 661,419
Allowance for loan and lease losses allocated
Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan	8
Recorded investment	$ 245,016
Allowance for loan and lease losses allocated
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan	8	1
Recorded investment	$ 416,403	$ 1,967,706
Allowance for loan and lease losses allocated		$ 606,179